Operating leases and finance leases (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	USD 156 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	$ 7,000,000
Contingent Rents Recognised As Income	$ 0
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Explanation Of Unguaranteed Residual Values Accruing To Benefit Of Lessor	USD 156 million
Accumulated Allowance For Uncollectible Minimum Lease Payments Receivable	$ 7,000,000
Contingent Rents Recognised As Income	$ 0